Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Managed Trust
Entity Central Index Key	0000805650
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class A
Trading Symbol	FRDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.83%
[1],[2]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 25,764,451,603
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class C
Trading Symbol	FRDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$78	1.58%
[4],[5]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.58%
Net Assets	$ 25,764,451,603
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class R
Trading Symbol	FRDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$53	1.08%
[7],[8]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
Net Assets	$ 25,764,451,603
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Class R6
Trading Symbol	FRISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.52%
[10],[11]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 25,764,451,603
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends Fund
Class Name	Advisor Class
Trading Symbol	FRDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.58%
[13],[14]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 25,764,451,603
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.